Statement of Changes in Net Assets Available for Benefits - EBP 033 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net assets available for benefits at beginning of year	$ 389,108
Contributions:
Participant	863
Employer	308
Total contributions	1,171
Interest in net investment gain from participation in Lockheed Martin Corporation Defined Contribution Plans Master Trust	44,824
Interest income on notes receivable from participants	98
Total additions	46,093
Deductions from net assets:
Distributions and withdrawals	39,643
Administrative expenses	559
Total deductions	40,202
Change in net assets	5,891
Net assets available for benefits at end of year	$ 394,999